Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Deferred income tax expense
Net operating losses for income tax purposes	11,937,946	4,168,622
Loss carry forwards	$ 3,323,000	$ 1,710,000